Share Based Compensation (Details) - Schedule of Share-Based Compensation	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Share-Based Compensation [Abstract]
Cost of revenues	$ 16,642
Research and development, net	27,659
Sales and marketing	12,070
General and administrative	70,398
Total expenses	$ 126,769